COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
The Company is and may in the future become subject to legal proceedings, investigations, such as the SEC investigation described below, and claims, including claims that arise in the ordinary course of business, such as claims by customers, claims or investigations brought by regulators, IP infringement claims or employment claims made by our current or former employees and independent contractors. Management evaluates these matters on an ongoing basis and records accruals for loss contingencies when required. While management does not currently expect known matters to have a material adverse effect on the Company’s business, results of operations, liquidity, or financial condition, the outcome of legal proceedings is inherently uncertain, and an unfavorable resolution could have a material impact in a particular reporting period. The Company maintains insurance coverage that may provide coverage for certain losses and related legal costs.
SEC Investigation
The Audit and Governance Committee of the Board of Directors engaged in a review of certain accounting practices applied to the Company’s financial statements through December 31, 2022. The Company proactively and voluntarily self-reported the review to the SEC. In connection with this matter, the Company received a document subpoena from the SEC in September 2023. The Company is cooperating with the SEC’s investigation and believes it has completed the production of information requested by the SEC. However, the Company cannot predict when such matters will be fully completed or the outcome or potential impact of this matter on its business, investor confidence or the price of its securities.